Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 6	$ 49,517,908	$ (55,958,716)	$ (217,625)	$ (6,658,427)
Balance, shares at Dec. 31, 2020	65,703
Exercise of stock options		262,862			262,862
Exercise of stock options, shares	1,186
Settlement of convertible notes in business combination	$ 1	5,696,702			5,696,703
Settlement of convertible notes in business combination, shares	5,658
Conversion of convertible notes		2,247,615			2,247,615
Conversion of convertible notes, shares	1,614
Issuance of common stock for business combination, net of transaction costs	$ 3	7,695,261			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares	28,517
Stock-based compensation		121,764			121,764
Issuance of warrants		11,565,472			11,565,472
Warrant modification		56,590			56,590
Deemed dividend related to warrants down round provision		803,140	(803,140)
Net loss			(29,083,711)	(62,190)	(29,145,901)
Balance at Dec. 31, 2021	$ 10	77,967,314	(85,845,567)	(279,815)	(8,158,058)
Balance, shares at Dec. 31, 2021	102,678
Stock-based compensation		2,543,388			2,543,388
Deemed dividend related to warrants down round provision		881,598	(881,598)
Net loss			(18,681,990)	(47,619)	(18,729,609)
Consultant Compensation		54,250			54,250
Consultant compensation, shares	208
Settlement of restricted stock units
Settlement of restricted stock units, shares	2,904
Conversion of convertible notes	$ 8	17,868,089			17,868,097
Convertible Notes, shares	78,155
Balance at Sep. 30, 2022	$ 18	99,314,639	(105,409,155)	(327,434)	(6,421,932)
Balance, shares at Sep. 30, 2022	183,945
Balance at Dec. 31, 2021	$ 10	77,967,314	(85,845,567)	(279,815)	$ (8,158,058)
Balance, shares at Dec. 31, 2021	102,678
Exercise of stock options, shares
Conversion of convertible notes	$ 18	21,485,886			$ 21,485,904
Conversion of convertible notes, shares	181,999
Stock-based compensation		2,760,074			2,760,074
Deemed dividend related to warrants down round provision		913,204	(913,204)
Net loss			(24,172,292)	(35,393)	(24,207,685)
Consultant Compensation		54,250			54,250
Consultant compensation, shares	208
Settlement of restricted stock units
Settlement of restricted stock units, shares	3,278
Settlement of payable to related parties	$ 1	191,617			191,618
Settlement of related party payable, Share	3,838
Capital contribution from related parties		608,382			608,382
Public offerings, net	$ 24	3,783,216			3,783,240
Public offering, net, shares	241,666
Transaction costs associated with public offerings		(547,377)			(547,377)
Reverse split fractional shares
Reverse split fractional shares, shares	823
Stock Issued During Period, Shares, Reverse Stock Splits	(823)
Balance at Dec. 31, 2022	$ 53	107,216,566	(110,931,063)	(315,208)	(4,029,652)
Balance, shares at Dec. 31, 2022	534,490
Balance at Jun. 30, 2022	$ 14	95,019,893	(95,511,543)	(305,942)	(797,578)
Balance, shares at Jun. 30, 2022	148,037
Stock-based compensation		157,148			157,148
Deemed dividend related to warrants down round provision		63,539	(63,539)
Net loss			(9,834,073)	(21,492)	(9,855,565)
Settlement of restricted stock units
Settlement of restricted stock units, shares	208
Conversion of convertible notes	$ 4	4,074,059			4,074,063
Convertible Notes, shares	35,700
Balance at Sep. 30, 2022	$ 18	99,314,639	(105,409,155)	(327,434)	(6,421,932)
Balance, shares at Sep. 30, 2022	183,945
Balance at Dec. 31, 2022	$ 53	107,216,566	(110,931,063)	(315,208)	$ (4,029,652)
Balance, shares at Dec. 31, 2022	534,490
Exercise of stock options, shares
Stock-based compensation		250,224			$ 250,224
Deemed dividend related to warrants down round provision		12,038	(12,038)
Net loss			(7,109,678)	(12,236)	(7,121,914)
Settlement of restricted stock units
Settlement of restricted stock units, shares	938
Public offerings, net	$ 139	9,049,865			9,050,004
Public offering, net, shares	1,381,619
Transaction costs associated with public offerings		(447,879)			(447,879)
Reverse split fractional shares
Reverse split fractional shares, shares	862
Conversion of convertible notes	$ 41	3,056,851			3,056,892
Convertible Notes, shares	408,580
Issuance of common stock upon exercise of warrants	$ 50	(50)
Balance, shares	494,795
Settlement of commitment fee	$ 4	399,996			400,000
[custom:StockIssuedDuringPeriodSharesCommitmentFee]	44,444
Stock Issued During Period, Shares, Reverse Stock Splits	(862)
Balance at Sep. 30, 2023	$ 287	119,537,611	(118,052,779)	(327,444)	1,157,675
Balance, shares at Sep. 30, 2023	2,864,004
Balance at Jun. 30, 2023	$ 267	119,481,957	(115,363,208)	(326,209)	3,792,807
Balance, shares at Jun. 30, 2023	2,669,792
Stock-based compensation		55,674			55,674
Net loss			(2,689,571)	(1,235)	(2,690,806)
Settlement of restricted stock units
Settlement of restricted stock units, shares	314
Issuance of common stock upon exercise of warrants	$ 20	(20)
Balance, shares	193,898
Balance at Sep. 30, 2023	$ 287	$ 119,537,611	$ (118,052,779)	$ (327,444)	$ 1,157,675
Balance, shares at Sep. 30, 2023	2,864,004